Loans, allowance for loan losses and credit quality (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans
Gross loans	SFr 265,599	SFr 293,064
of which held at amortized cost	258,241	282,821
of which held at fair value	7,358	10,243
Net (unearned income)/deferred expenses	(71)	(81)
Allowance for credit losses	(1,363)	(1,297)	SFr (1,536)	SFr (1,049)
Net loans	264,165	291,686
Non-performing loans	1,614	1,666
Non-interest-earning loans	349	298
Non-accrual loans	1,963	1,964	2,041
Restructured loans	484	367
Potential problem loans	977	436
Total other impaired loans	1,461	803
Gross impaired loans	3,424	2,767
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	130	130
Switzerland
Loans
Gross loans	163,800	167,957
Foreign
Loans
Gross loans	101,799	125,107
Corporate and institutional
Loans
Gross loans	114,775	126,203
of which held at amortized cost	107,433	116,155
Allowance for credit losses	(1,004)	(940)	(1,218)	(808)
Non-accrual loans	1,109	925	1,317
Corporate and institutional | Real estate
Loans
Gross loans	25,463	28,529
of which held at amortized cost	25,157	27,805
Non-accrual loans	127	167	324
Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	62,057	69,129
of which held at amortized cost	59,376	66,147
Non-accrual loans	812	698	925
Corporate and institutional | Financial institutions
Loans
Gross loans	24,700	25,222
of which held at amortized cost	21,713	20,916
Non-accrual loans	159	41	68
Corporate and institutional | Governments and public institutions
Loans
Gross loans	2,555	3,323
of which held at amortized cost	1,187	1,287
Non-accrual loans	11	19	0
Consumer
Loans
Gross loans	150,824	166,861
of which held at amortized cost	150,808	166,666
Allowance for credit losses	(359)	(357)	(318)	(241)
Non-accrual loans	854	1,039	724
Consumer | Mortgages
Loans
Gross loans	107,484	110,533
of which held at amortized cost	107,484	110,533
Non-accrual loans	383	572	418
Consumer | Loans collateralized by securities
Loans
Gross loans	37,639	51,253
of which held at amortized cost	37,639	51,253
Non-accrual loans	283	262	105
Consumer | Consumer finance
Loans
Gross loans	5,701	5,075
of which held at amortized cost	5,685	4,880
Non-accrual loans	188	205	201
Bank
Loans
Gross loans	269,537	301,735
of which held at amortized cost	262,179	291,492
of which held at fair value	7,358	10,243
Net (unearned income)/deferred expenses	(71)	(81)
Allowance for credit losses	(1,362)	(1,296)	(1,535)	(1,048)
Net loans	268,104	300,358
Non-performing loans	1,614	1,666
Non-interest-earning loans	338	286
Non-accrual loans	1,952	1,952	2,029
Restructured loans	484	367
Potential problem loans	977	436
Total other impaired loans	1,461	803
Gross impaired loans	3,413	2,755
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	130	130
Bank | Switzerland
Loans
Gross loans	166,982	175,903
Bank | Foreign
Loans
Gross loans	102,555	125,832
Bank | Corporate and institutional
Loans
Gross loans	118,713	134,874
of which held at amortized cost	107,421	116,143
Allowance for credit losses	(1,003)	(939)	(1,217)	(807)
Non-accrual loans	1,098	913	1,305
Bank | Corporate and institutional | Real estate
Loans
Gross loans	25,463	28,529
of which held at amortized cost	25,157	27,805
Non-accrual loans	127	167	324
Bank | Corporate and institutional | Commercial and industrial loans
Loans
Gross loans	62,740	69,756
of which held at amortized cost	59,366	66,135
Non-accrual loans	801	686	913
Bank | Corporate and institutional | Financial institutions
Loans
Gross loans	27,955	33,266
of which held at amortized cost	21,711	20,916
Non-accrual loans	159	41	68
Bank | Corporate and institutional | Governments and public institutions
Loans
Gross loans	2,555	3,323
of which held at amortized cost	1,187	1,287
Non-accrual loans	11	19	0
Bank | Consumer
Loans
Gross loans	150,824	166,861
of which held at amortized cost	150,808	166,666
Allowance for credit losses	(359)	(357)	(318)	SFr (241)
Non-accrual loans	854	1,039	724
Bank | Consumer | Mortgages
Loans
Gross loans	107,484	110,533
of which held at amortized cost	107,484	110,533
Non-accrual loans	383	572	418
Bank | Consumer | Loans collateralized by securities
Loans
Gross loans	37,639	51,253
of which held at amortized cost	37,639	51,253
Non-accrual loans	283	262	105
Bank | Consumer | Consumer finance
Loans
Gross loans	5,701	5,075
of which held at amortized cost	5,685	4,880
Non-accrual loans	SFr 188	SFr 205	SFr 201